CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY € in Thousands	Common shares [Member] EUR (€)	Preferred shares [Member] EUR (€)	Share premium. EUR (€)	Share based payment reserve EUR (€)	Other comprehensive income reserve. EUR (€)	Retained loss EUR (€)	Total EUR (€)
Balance at January 1 at Dec. 31, 2018	€ 1,122	€ 1,359	€ 47,668	€ 80	€ 39	€ (39,967)	€ 10,301
Loss for the period						(8,454)	(8,454)
Other comprehensive income for the period					168		168
Total comprehensive loss for the period					168	(8,454)	€ (8,286)
Granted during the period				346			346
Exercised during the period				€ (6)		6
Total transactions with owners of the company recognized directly in equity				340		6	€ 346
Balance at December 31 at Dec. 31, 2019	1,122	1,359	47,668	€ 420	207	(48,415)	2,361
Loss for the period						(12,245)	(12,245)
Other comprehensive income for the period					(58)		(58)
Total comprehensive loss for the period					(58)	(12,245)	€ (12,303)
Granted during the period				2,549			2,549
Exercised during the period	11		340	€ (319)		319	€ 351
Conversion of preferred shares to common shares	1,359	(1,359)
Issuance of shares for cash	1,293		108,517				109,810
Transaction cost			(6,578)				(6,578)
Conversion convertible loan	11		989				1,000
Total transactions with owners of the company recognized directly in equity	2,674	€ (1,359)	103,268	2,230		319	107,132
Balance at December 31 at Dec. 31, 2020	3,796		150,936	€ 2,650	149	(60,341)	97,190
Loss for the period						(27,619)	(27,619)
Other comprehensive income for the period					53		53
Total comprehensive loss for the period					53	(27,619)	€ (27,566)
Granted during the period				1,270			1,270
Exercised during the period	71		2,626	€ (793)		793	€ 2,697
Issuance of shares for cash	560		82,058				82,618
Transaction cost			(7,587)				(7,587)
Total transactions with owners of the company recognized directly in equity	631		77,097	477		793	78,998
Balance at December 31 at Dec. 31, 2021	€ 4,427		€ 228,033	€ 3,127	€ 202	€ (87,167)	€ 148,622